Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2011
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2011, 2010 and 2009 were ¥12,511 million, ¥11,780 million and ¥9,148 million, respectively.

Obligations and funded status

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥593,274	¥551,320	¥261,130	¥94,170
Service cost	25,875	23,331	5,756	5,660
Interest cost	12,354	12,636	12,748	11,792
Plan participants’ contributions	—	—	2,680	2,460
Amendments	(1,913)	(423)	—	(149)
Actuarial (gain) loss	14,845	22,290	3,872	(5,946)
Benefits paid	(17,511)	(15,880)	(8,234)	(7,458)
Acquisition	—	—	—	198,754
Foreign currency exchange rate changes	—	—	(15,822)	(38,153)

Benefit obligations at end of year	626,924	593,274	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208	197,835	75,058
Actual return on plan assets	(17,285)	4,533	2,335	19,307
Employer contributions	22,282	13,283	8,228	8,152
Plan participants’ contributions	—	—	2,680	2,460
Benefits paid	(16,351)	(14,934)	(8,201)	(7,413)
Acquisition	—	—	—	128,043
Foreign currency exchange rate changes	—	—	(10,844)	(27,772)

Fair value of plan assets at end of year	448,736	460,090	192,033	197,835

Funded status at end of year	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Other assets	¥54	¥345	¥1,397	¥1,318
Accrued expenses	—	—	(132)	(533)
Accrued pension and severance cost	(178,242)	(133,529)	(71,362)	(64,080)

	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Actuarial loss	¥291,778	¥257,625	¥16,095	¥3,538
Prior service credit	(130,712)	(142,473)	(345)	(486)
Net transition obligation	—	722	—	—

	¥161,066	¥115,874	¥15,750	¥3,052

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Accumulated benefit obligation	¥595,689	¥565,406	¥238,675	¥216,239

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥622,645	¥589,391	¥259,517	¥258,326
Fair value of plan assets	444,403	455,862	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥591,830	¥559,468	¥160,941	¥144,225
Fair value of plan assets	444,403	453,342	111,527	122,590

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
	(Millions of yen)
Service cost	¥25,875	¥23,331	¥21,759	¥5,756	¥5,660	¥2,426
Interest cost	12,354	12,636	12,535	12,748	11,792	4,251
Expected return on plan assets	(16,485)	(16,591)	(15,808)	(12,112)	(10,540)	(4,211)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,674)	(13,878)	(13,650)	(93)	(116)	(98)
Amortization of actuarial loss	14,462	14,545	13,923	621	1,050	1,014

	¥23,254	¥20,765	¥19,481	¥6,920	¥7,846	¥3,382

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are summarized as follows:

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2011	2010	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥48,615	¥34,348	¥13,649	¥(14,713)
Amortization of actuarial loss	(14,462)	(14,545)	(621)	(1,050)
Prior service credit due to amendments	(1,913)	(423)	—	(149)
Amortization of prior service credit	13,674	13,878	93	116
Amortization of net transition obligation	(722)	(722)	—	—

	¥45,192	¥32,536	¥13,121	¥(15,796)

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,137)	¥(130)
Actuarial loss	16,708	986

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
Discount rate	1.9%	2.1%	4.6%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.4%	2.9%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
Discount rate	2.1%	2.3%	2.4%	4.9%	4.9%	5.3%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.9%	2.8%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.6%	3.7%	5.7%	6.1%	6.2%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities, and approximately 20% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 5% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20.

The fair values of Canon’s pension plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (b)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (c)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (d)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (f)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (g)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (h)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
(d)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
(h)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value.

The fair value of Level 3 assets, consisting of hedge funds, was ¥1,147 million and ¥1,039 million at December 31, 2011 and 2010, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2011 and 2010 were not significant.

Contributions

Canon expects to contribute ¥21,946 million to its Japanese defined benefit pension plans and ¥8,931 million to its foreign defined benefit pension plans for the year ending December 31, 2012.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2012	¥15,100	¥8,750
2013	16,137	8,542
2014	17,301	8,763
2015	19,160	9,228
2016	20,893	9,993
2017 – 2021	130,449	60,255